Property, Plant and Equipment - Additional Information (Detail) - EUR (€)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Land		€ 94,000,000	€ 96,300,000
Carrying amount		1,600,800,000	1,687,200,000	€ 1,620,700,000
Disposal related to non-cash transfers to inventory		45,800,000	22,800,000	72,700,000
Depreciation		308,200,000	290,800,000	243,000,000
Carry amount of land and buildings owned by VIE		€ 25,200,000	26,600,000
StartDateOfPurchaseOption		2003
Lease period of property		15 years
Lessors shareholders equity		€ 2,200,000
Loans from shareholders		11,600,000
Loan from bank relating to variable interest entity		12,300,000
Amount of granted loan relating to variable interest entity		47,100,000
Subordinated loan granted to lessor	[1]	€ 5,400,000	0
Expiration date of purchase option		2018
Exercise price of purchase option		€ 24,500,000
Size of VIE		€ 54,500,000.0
Use of buildings in years		15 years
Cost of Sales [Member]
Property, Plant and Equipment [Line Items]
Depreciation		€ 195,700,000	187,900,000	191,700,000
Research and Development Costs [Member]
Property, Plant and Equipment [Line Items]
Depreciation		101,700,000	76,800,000	19,700,000
Selling, General and Administrative Expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation		10,800,000	26,100,000	31,600,000
Land, Buildings and Constructions [Member]
Property, Plant and Equipment [Line Items]
Assets under construction in carrying amount		94,600,000	32,700,000
Carrying amount		1,089,100,000	1,082,000,000
Depreciation		87,900,000	88,400,000
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Assets under construction in carrying amount		29,300,000	30,000,000
Carrying amount		417,500,000	490,200,000
Depreciation		172,300,000	155,700,000
Machinery and Equipment [Member] | Property Subject to Evaluation and Operating Lease [Member]
Property, Plant and Equipment [Line Items]
Carrying amount		8,100,000	17,000,000
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Assets under construction in carrying amount		2,300,000	1,700,000
Carrying amount		12,100,000	29,400,000
Depreciation		21,500,000	15,700,000
Furniture, Fixtures and Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Assets under construction in carrying amount		7,000,000	6,200,000
Carrying amount		82,100,000	85,600,000
Depreciation		26,500,000	31,000,000
Non-Cash Transfers From Inventory [Member]
Property, Plant and Equipment [Line Items]
Additions related to non-cash transfers		13,400,000	21,600,000	€ 91,000,000
Zeiss High-NA Funding Commitment [Member] | Land, Buildings and Constructions [Member]
Property, Plant and Equipment [Line Items]
Assets under construction in carrying amount		€ 54,700,000	€ 0

[1]	1.For further details on the loan granted to the lessor in respect of the Veldhoven headquarters see Note 13 Property, plant and equipment.